SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Impairment loss on intangible assets	$ 1,812,939		$ 3,927
Impairment loss on goodwill			20,255,242
Impairment loss on cost method investment	2,000,000
Government subsidies	2,176,449	301,359	319,319
Advertising expenses	$ 8,412,925	$ 5,802,006	$ 1,465,272
Minimum [Member]
Service fees paid, percent	15.00%
Maximum [Member]
Service fees paid, percent	70.00%